Other Long-term Liabilities	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Long-term Liabilities	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2018	2017
Payroll and related expenses	$250,765	$190,028
Provision for warranty and cost	228,236	203,632
Provision for vendors on accrued expenses	59,064	46,773
Provision for vacation pay (1)	68,273	52,891
Provision for losses on long-term contracts(2)	97,013	24,088
Provision for income tax, net of advances	14,537	23,453
Provision for royalties	35,623	36,941
Other income tax liabilities	4,149	4,954
Value added tax (“VAT”) payable	11,460	21,510
Derivative instruments	23,936	12,200
Purchase obligation	43,137	14,159
Other (3)	245,799	204,765
	$1,081,992	$835,394

(1)	Long-term provision for vacation pay - see Note 20.

(2)	The increase in the provision for losses on long-term contracts primarily resulted from the acquisition of IMI. See Note 1C(3).
(3)
Includes provisions for estimated future costs in respect of (1) unbilled services of certain third parties, (2) probable loss from claims (legal or unasserted) in the ordinary course of business and (3) damages caused by the items sold and claims as to the specific products ordered.OTHER LONG-TERM LIABILITIES

The following table presents the components of other long-term liabilities as of December 31, 2018 and 2017.

	December 31,
	2018	2017
Provision for vacation pay	$31,310	$30,813
Purchase obligations	128,739	10,844
Other	10,558	7,035
	$170,607	$48,692